LEASES	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Leases [Abstract]
LEASES

The Company has entered into operating leases for office and development facilities. These leases have terms which range from two to three years and include options to renew. These operating leases are listed as separate line items on the Company's March 31, 2021 and September 30, 2020 Consolidated Balance Sheets and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are also listed as separate line items on the Company's March 31, 2021 and September 30, 2020 Consolidated Balance Sheets. Based on the present value of the lease payments for the remaining lease term of the Company's existing leases, the Company recognized right-of-use assets and lease liabilities for operating leases of approximately $250,000 on October 1, 2018. Operating lease right-of-use assets and liabilities commencing after October 1, 2018 are recognized at commencement date based on the present value of lease payments over the lease term. During the six months ended March 31, 2021 and the year ended September 30, 2020, the Company had one lease expire and recognized the rent payments as an expense in the current period. As of March 31, 2021 and September 30, 2020, total right-of-use assets and operating lease liabilities for remaining long term lease was approximately $66,000 and $132,000, respectively. In the six months ended March 31, 2021 and 2020, the Company recognized approximately $76,423 and $67,914, respectively in total lease costs for the leases.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company's operating right-of-use assets and related lease liabilities as of and for the six months ended March 31, 2021 was as follows:

Cash paid for ROU operating lease liability $69,625

Weighted-average remaining lease term 1 years

Weighted-average discount rate 7%

The minimum future lease payments as of March 31, 2021 are as follows:

Year	$
2021	$61,845
2022	5,972
Imputed interest	(2,153)
Total lease liability	$65,664

The Company has entered into operating leases for office and development facilities. These leases have terms which range from two to three years and include options to renew. These operating leases are listed as separate line items on the Company's September 30, 2020 and September 30, 2019 Consolidated Balance Sheets and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are also listed as separate line items on the Company's September 30, 2020 and 2019 Consolidated Balance Sheets. Based on the present value of the lease payments for the remaining lease term of the Company's existing leases, the Company recognized right-of-use assets and lease liabilities for operating leases of approximately $250,000 on October 1, 2018. Operating lease right-of-use assets and liabilities commencing after October 1, 2018 are recognized at commencement date based on the present value of lease payments over the lease term. During the year ended September 30, 2020 and 2019, the Company had one lease expire and recognized the rent payments as an expense in the current period. As of September 30, 2020 and 2019, total right-of-use assets and operating lease liabilities for remaining long term lease was approximately $132,000 and $246,000, respectively. In the year ended September 30, 2020 and 2019, the Company recognized approximately $136,718 and $133,996, respectively in total lease costs for the leases.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company's operating right-of-use assets and related lease liabilities as of and for the year ended September 30, 2020 was as follows:

Cash paid for ROU operating lease liability $136,738

Weighted-average remaining lease term 1.3 years

Weighted-average discount rate 7%

The minimum future lease payments as of September 30, 2020 are as follows:

Year	$
2021	$ 113,553
2022	23,968
Imputed interest	(5,486)
Total lease liability	$ 132,035